Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2011	2010
Land		$108,468	$103,632
Buildings	7-50	493,746	494,512
Equipment	1-10	312,975	324,106
Leasehold improvements	3-10	88,882	86,117
		895,603	904,735
Less - Accumulated depreciation
and amortization		471,083	467,706
Subtotal		424,520	437,029
Construction in progress		5,498	4,792
Total premises and equipment, net		$538,486	$545,453